Related Parties - Right of Use Assets and Lease Liability under ASC 842 (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance
Right-of-use asset, net	$ 41,521	$ 36,904	$ 19,088
Lease liability - current portion	4,723	3,877	2,272
Lease liability	39,694	35,058	17,168
Total present value of minimum lease payments	44,417	38,935
Operating
Right-of-use asset, net	31,254	28,171	22,045
Lease liability - current portion	3,583	3,154	2,541
Lease liability	29,381	26,450	$ 20,601
Total present value of minimum lease payments	32,964	29,605
Various Related Parties and Benjamin Atkins
Finance
Right-of-use asset, net	3,213	3,425
Lease liability - current portion	301	281
Lease liability	3,344	3,500
Total present value of minimum lease payments	3,645	3,781
Operating
Right-of-use asset, net	10,720	12,003
Lease liability - current portion	1,381	1,539
Lease liability	9,980	11,083
Total present value of minimum lease payments	$ 11,361	$ 12,622